Income Taxes, Social Contribution and Other Taxes (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes Social Contribution And Other Taxes
Deferred tax assets	R$ 1,447,319	R$ 831,698	R$ 687,362
Deferred tax liabilities	R$ 382,874	R$ 206,860